Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Summary of Liabilities Associated With Assets Held for Sale (Detail) - USD ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Assets and Liabilities of Disposal Groups Classified as Held for Sale [abstract]
Balance at the end of previous year	$ 1,145	$ 0
Reclassified to liabilities associated with assets held for sale	(46)	1,106
Disposals from SAB transaction-related divestitures	(1,044)	0
Effect of movements in foreign exchange	(55)	39
Balance at the end of year	$ 0	$ 1,145